Submission	Nov. 19, 2024
Submission [Line Items]
Central Index Key	0001396009
Registrant Name	Vulcan Materials CO
Registration File Number	333-277793
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES